Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets:
Intangible assets and goodwill	$ 49,586,322	$ 50,353,003
Foreign currency translation	(1,309,886)	(116,753)
Additions	849,602
Additions		(649,928)
Intangible assets and goodwill	49,126,038	49,586,322
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	10,395,094	8,703,731
Foreign currency translation	33,462	25,080
Additions	(1,770,613)	(1,716,443)
Intangible assets and goodwill	12,132,245	10,395,094
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	49,961,253	49,423,536
Foreign currency translation	(961,446)	(468,600)
Additions	591,315	105,512
Disposals transfers	995,514	900,805
Intangible assets and goodwill	50,586,636	49,961,253
Contracts assets
Intangible assets:
Intangible assets and goodwill	671,496	636,527
Additions	1,236,196	935,774
Disposals transfers	(929,632)	(900,805)
Intangible assets and goodwill	978,060	671,496
Contractor advance
Intangible assets:
Additions	762,578
Disposals transfers	(65,882)
Intangible assets and goodwill	696,696
Licences and ODC
Intangible assets:
Intangible assets and goodwill	249,671	224,442
Additions	30,126	25,229
Intangible assets and goodwill	279,797	249,671
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,531,631	6,194,771
Foreign currency translation	(381,902)	336,860
Intangible assets and goodwill	6,149,729	6,531,631
Goodwill | Gross carrying amount
Intangible assets:
Intangible assets and goodwill	2,567,365	2,577,458
Foreign currency translation		(10,093)
Intangible assets and goodwill	$ 2,567,365	$ 2,567,365